Financial risk management and derivatives - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Non-derivative financial liabilities:
Finance lease obligations	$ 3,300	$ 3,317
Non-derivative financial liabilities	645	633
Derivative financial liabilities:
Forward foreign exchange contracts	(1)
Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	723
Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(676)
Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	314
Borrowings [member]
Non-derivative financial liabilities:
Borrowings	104	110
GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	590	643
GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	483	521
GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	523	560
EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	676
Unsecured bank loans [member]
Non-derivative financial liabilities:
Borrowings		264
Due within one year [member]
Non-derivative financial liabilities:
Finance lease obligations	16	16
Non-derivative financial liabilities	611	597
Derivative financial liabilities:
Forward foreign exchange contracts	(1)
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	20
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(6)
Due within one year [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	7
Due within one year [member] | Borrowings [member]
Non-derivative financial liabilities:
Borrowings	104	110
Due within one year [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	20	21
Due within one year [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	14	15
Due within one year [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	10	10
Due within one year [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	6
Due within one year [member] | Unsecured bank loans [member]
Non-derivative financial liabilities:
Borrowings		264
Between 1 and 2 years [member]
Non-derivative financial liabilities:
Finance lease obligations	16	16
Non-derivative financial liabilities	5	5
Derivative financial liabilities:
Forward foreign exchange contracts	0
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	20
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(12)
Between 1 and 2 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	8
Between 1 and 2 years [member] | Borrowings [member]
Non-derivative financial liabilities:
Borrowings	0
Between 1 and 2 years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	20	21
Between 1 and 2 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	14	15
Between 1 and 2 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	10	10
Between 1 and 2 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	12
After two but before five years [member]
Non-derivative financial liabilities:
Finance lease obligations	56	51
Non-derivative financial liabilities	9	11
Derivative financial liabilities:
Forward foreign exchange contracts	0
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	58
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(37)
After two but before five years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	37
After two but before five years [member] | Borrowings [member]
Non-derivative financial liabilities:
Borrowings	0
After two but before five years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	550	601
After two but before five years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	43	46
After two but before five years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	28	30
After two but before five years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	37
More than 5 years [member]
Non-derivative financial liabilities:
Finance lease obligations	3,212	3,234
Non-derivative financial liabilities	20	20
Derivative financial liabilities:
Forward foreign exchange contracts	0
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	625
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(621)
More than 5 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	262
More than 5 years [member] | Borrowings [member]
Non-derivative financial liabilities:
Borrowings	0
More than 5 years [member] | GBP400m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	0
More than 5 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	412	445
More than 5 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	475	$ 510
More than 5 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 621